Impairment Testing (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Notes to Consolidated Financial Statements [Abstract]
As result of the loss of control of Allana-Afar the company deducted of	$ 55
After-tax discount rate used in calculation of the recoverable amount of the operating segments (real)	6.00%
After-tax discount rate used in calculation of the recoverable amount of the operating segments (nominal)	8.00%
Long-term growth rate	0% - 2%